Accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Basis of consolidation	Basis of consolidation
The consolidated financial statements comprise the financial statements of the Group and its subsidiaries. All subsidiaries have accounting years ending 31 December and apply consistent accounting policies for the purpose of the consolidated financial statements.
Subsidiary undertakings are consolidated from the date on which control is transferred to the Group and cease to be consolidated from the date on which control is transferred out of the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through the Group’s power to direct the activities of the entity. All intercompany accounts and transactions are eliminated upon consolidation.
Associates are all entities over which the Group has significant influence but not control, generally accompanying a shareholding of between 20% to 50% of voting rights.
Investments in associates are accounted for using the equity method of accounting, after initially being recognised at cost.
The Group treats transactions with non-controlling interests that do not result in a loss of control as equity transactions.
When the Group loses control over a subsidiary, it derecognises the related assets
(including goodwill), liabilities, non-controlling interest and any other components of equity, while any resulting gain or loss is recognised in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.

Foreign currency	Foreign currency
The individual financial statements of each subsidiary are presented in the currency of the primary economic environment in which the subsidiary operates (its functional currency).
For the purpose of the consolidated financial statements, the results and financial position of each subsidiary are expressed in euros.
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are remeasured to the functional currency of the entity at the rate of exchange in effect at the statement of financial position date with the resulting gain or loss recorded in the consolidated income statement.
The consolidated income statement includes non-operating items which are primarily comprised of remeasurement gains and losses related to currency exchange rate fluctuations on financing transactions denominated in a currency other than the subsidiary’s functional currency. Non-operating items are shown on a net basis and may reflect the impact of movements in certain derivative instruments that are not designated as hedging instruments but are utilised to manage various risks.
The assets and liabilities of the Group's foreign operations are translated from local currencies to the euro reporting currency at exchange rates in effect at the end of each reporting period. Revenues and expenses are translated at average monthly exchange rates, with average rates being a reasonable approximation of the rates prevailing on the transaction dates. Gains and losses from translation are included in other comprehensive income. On disposal of a foreign operation, accumulated exchange differences are recognised as a component of the gain or loss on disposal.

Function currency	Foreign currency
The individual financial statements of each subsidiary are presented in the currency of the primary economic environment in which the subsidiary operates (its functional currency).
For the purpose of the consolidated financial statements, the results and financial position of each subsidiary are expressed in euros.
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are remeasured to the functional currency of the entity at the rate of exchange in effect at the statement of financial position date with the resulting gain or loss recorded in the consolidated income statement.
The consolidated income statement includes non-operating items which are primarily comprised of remeasurement gains and losses related to currency exchange rate fluctuations on financing transactions denominated in a currency other than the subsidiary’s functional currency. Non-operating items are shown on a net basis and may reflect the impact of movements in certain derivative instruments that are not designated as hedging instruments but are utilised to manage various risks.
The assets and liabilities of the Group's foreign operations are translated from local currencies to the euro reporting currency at exchange rates in effect at the end of each reporting period. Revenues and expenses are translated at average monthly exchange rates, with average rates being a reasonable approximation of the rates prevailing on the transaction dates. Gains and losses from translation are included in other comprehensive income. On disposal of a foreign operation, accumulated exchange differences are recognised as a component of the gain or loss on disposal.

Reporting periods	Reporting periods In these consolidated financial statements, the Group is reporting the financial results for the years ended 31 December 2025, 31 December 2024 and 31 December 2023.
Comparability	Comparability
Sales of the Group’s products are seasonal. In Europe, the second and third quarters typically account for higher unit sales of the Group’s products than the first and fourth quarters. In the Group’s Asia Pacific territories, the fourth quarter would typically reflect higher sales volumes in the year. The seasonality of the Group’s sales volume, combined with the accounting for fixed costs such as depreciation, amortisation, rent and interest expense, impacts the Group’s reported results for the first and second halves of the year.
Additionally, year over year shifts in holidays, selling days and weather patterns can impact the Group’s results on an annual or half yearly basis.

IFRS 15 - Revenue Recognition and Deductions from Revenue	IFRS 15 - Revenue Recognition and Deductions from Revenue
The Group derives its revenues by making, selling and distributing ready to drink beverages.
The revenue from the sale of products is recognised at the point in time at which control passes to a customer, typically when products are delivered to a customer. A receivable is recognised by the Group at the point in time at which the right to consideration becomes unconditional.
The Group uses various promotional programmes under which rebates, refunds, price concessions or similar items can be earned by customers for attaining agreed upon sales levels or for participating in specific marketing programmes. Those promotional programmes do not give rise to a separate performance obligation. Where the consideration the Group is entitled to varies because of such programmes, it is deemed to be variable consideration. The related customer marketing accruals are recognised as a deduction from revenue and are not considered distinct from the sale of products to the customer. Variable consideration is only included to the extent that it is highly probable that the inclusion will not result in a significant revenue reversal in the future.
Financing elements are not deemed present in our contracts with customers, as the sales are made with credit terms not exceeding normal commercial terms. Taxes on sugared soft drinks, excise taxes and taxes on packaging are recorded on a gross basis
(i.e. included in revenue) where the Group is the principal in the arrangement. Value added taxes are recorded on a net basis (i.e. excluded from revenue). The Group assesses these taxes and duties on a jurisdiction by jurisdiction basis to conclude on the appropriate accounting treatment.

New and amended standards	New and amended standards
The Group has applied the following amendments for the first time in the year ended
31 December 2025:
Amendments to IAS 21 – Lack of Exchangeability (effective for annual periods beginning on or after 1 January 2025)
In August 2023, the IASB amended IAS 21 to assist entities in the determination of whether a currency is exchangeable into another currency, and which spot exchange rate to use when it is not. The amendments also require disclosures that enable the users of financial information to understand how the currency not being exchangeable to another currency affects, or is expected to affect, the entity’s financial operations, financial position and cash flows.
These amendments had no impact on the consolidated financial statements of the Group.
The Group has not early adopted any standards and amendments to accounting standards that have been issued but are not yet effective. The Group’s assessment of the impact of these standards and amendments is set out below:
Amendments to IFRS 9 and IFRS 7 – Classification and Measurement of Financial Instruments
(effective for annual periods beginning on or after 1 January 2026)
On 30 May 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7 to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments:
■clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;
■clarify and add further guidance for assessing whether a financial asset meets the solely payments of principle and interest (SPPI) criterion;
■add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environmental, social and governance targets); and
■update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).
The Group does not expect these amendments to have a material impact on its operations or consolidated financial statements.
Amendments to IFRS 9 and IFRS 7 – Contracts Referencing Nature-dependent Electricity
(effective for annual periods beginning on or after 1 January 2026)
In December 2024, the IASB issued Contracts Referencing Nature-dependent Electricity
(Amendments to IFRS 9 and IFRS 7). These amendments:
■clarify the application of the “own-use” requirements;
■permit hedge accounting if these contracts are used as hedging instruments; and
■introduce new disclosure requirements to enable investors to understand the effects of these contracts on an entity’s financial performance and cash flows.
The clarifications regarding the “own-use” requirements must be applied retrospectively, but the guidance permitting the hedge accounting have to be applied prospectively to new hedging relations designated on or after the date of initial application.
The Group does not expect these amendments to have a material impact on its operations or consolidated financial statements.
IFRS 18 – Presentation and Disclosures in Financial Statements (effective for annual periods beginning on or after 1 January 2027)
In April 2024, the IASB issued IFRS 18, which replaces IAS 1 - Presentation of Financial
Statements. IFRS 18 introduces new requirements for presentation within the income statement, including specified totals and subtotals. Further, entities are required to classify all income and expenses within the income statement into one of five categories:
operating, investing, financing, income taxes and discontinued operations, whereof the first three are new.
It also requires disclosure of management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information.
In addition, narrow-scope amendments have been made to IAS 7 - Statement of Cash
Flows, which include changing the starting point for determining the cash flows from operations under the indirect method, from “profit or loss” to “operating profit or loss” and removing the optionality around classification of cash flows from dividends and interest.
Even though IFRS 18 will not affect the recognition or measurement of items in the financial statements, it is expected to have a significant impact on the presentation of the income statement and related disclosures. The Group has continued to progress its assessment of the relevant effects of the new standard and is in the process of determining the specific implications for its consolidated financial statements.
IFRS 19 – Subsidiaries without Public Accountability: Disclosures (effective for annual periods beginning on or after 1 January 2027)
Issued in May 2024, IFRS 19 allows for certain eligible subsidiaries of parent entities that report under IFRS Accounting Standards to apply reduced disclosure requirements.
As the Group’s equity instruments are publicly traded, it is not eligible to elect to apply
IFRS 19.
Amendments to IAS 21 - Translation to a Hyperinflationary Presentation Currency (effective for annual periods beginning on or after 1 January 2027)
In November 2025, the Board issued Translation to a Hyperinflationary Presentation
Currency (Amendments to IAS 21). Under the amendments, when an entity’s functional currency is not hyperinflationary but its presentation currency is, all amounts, including comparatives, need to be translated into the presentation currency using the closing rate at the reporting date.
If both the functional and presentation currencies are hyperinflationary, the entity is required to restate the comparative information of foreign operations with non‑hyperinflationary functional currencies using the general price index, in accordance with IAS 29.
The amendments also introduce additional disclosure requirements.
The Group does not expect these amendments to have an impact on its operations or consolidated financial statements.
Significant judgements and estimates	Significant judgements and estimates
In preparing these consolidated financial statements, management has made judgements and estimates that affect the application of the Group’s accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognised prospectively. The significant judgements made in applying the Group’s accounting policies were applied consistently across the annual periods.
The significant judgements and key sources of estimation uncertainty that have a significant effect on the amounts recognised in these financial statements are outlined below.
Significant judgements
Intangible assets and goodwill
The Group has assigned indefinite lives to its bottling agreements with TCCC. This judgement has been made after evaluating the contractual provisions of the bottling agreements, the Group’s mutually beneficial relationship with TCCC and the history of renewals for bottling agreements.
Refer to Note 6 for further details on the judgement regarding the lives of bottling agreements.
Significant estimates
Impairment of indefinite lived intangible assets and goodwill
Determining whether goodwill and intangible assets with indefinite lives are impaired, requires an estimation of the value in use or the fair value less costs to sell of the cash generating unit (CGU) to which the goodwill and/or intangible assets have been allocated.
The value in use calculation requires management’s estimation of the future cash flows expected to arise from the CGU, including climate-related risks. Refer to Note 6 for the sensitivity analysis of the assumptions used in the impairment analysis of goodwill and intangible assets with indefinite lives.
Deductions from revenue and sales incentives
The Group participates in various promotional programmes with customers designed to increase the sale of products. Among the programmes are arrangements under which rebates, refunds, price concessions or similar items can be earned by customers for attaining agreed upon sales levels, or for participating in specific marketing programmes.
Those promotional programmes do not give rise to a separate performance obligation.
Where the consideration the Group is entitled to varies because of such programmes, the amount payable is deemed to be variable consideration. Management makes estimates on an ongoing basis for each individual promotion to assess the value of the variable consideration based on historical customer experience, the programme’s contractual terms and the amounts expected to be settled with customers. The related accruals are recognised as a deduction from revenue and are not considered distinct from the sale of products to the customer. Refer to Note 15 for further details.
Income tax
The Group is subject to income taxes in numerous jurisdictions and there are many transactions for which the ultimate tax determination cannot be assessed with certainty in the ordinary course of business. The Group recognises a provision for situations that might arise in the foreseeable future based on an assessment of the probabilities as to whether additional taxes will be due. In addition, the Group is involved in various resolution processes with tax authorities. Where it is not probable that the taxation authority will accept the tax treatment, management recognises its best estimate of the resulting liability measured in line with IFRIC 23. Where the final outcome on these matters is different from the amounts that were initially recorded, such differences impact the tax provision in the period in which such determination is made. These estimates are subject to potential change over time as new facts emerge and each circumstance progresses. The evaluation of deferred tax asset recoverability requires estimates to be made regarding the availability of future taxable income in the jurisdiction giving rise to the deferred tax asset. Refer to Note 21 for further details regarding income taxes.
Defined benefit plans
The determination of pension benefit costs and obligations is estimated based on assumptions determined with the assistance of external actuarial advice. The key assumptions impacting the valuations are the discount rate, rate of compensation increases, inflation rate and mortality rates. Refer to Note 16 for further details about the Group’s defined benefit pension plan costs and obligations, including sensitivities to the key assumptions applied.

Earnings per share	Basic earnings per share is calculated by dividing profit after taxes by the weighted average number of Shares in issue during the period, after deducting the weighted average number of treasury shares held. Diluted earnings per share is calculated in a similar manner, but includes the effect of dilutive securities, principally share options, restricted stock units and performance share units. Share-based payment awards that are contingently issuable upon the achievement of specified market and/or performance conditions are included in the diluted earnings per share calculation based on the number of Shares that would be issuable if the end of the period was the end of the contingency period.

Intangible assets and goodwill	Intangible assets with indefinite lives
Intangible assets with indefinite lives acquired through business combination transactions are measured at fair value at the date of acquisition. These assets are not subject to amortisation but are tested for impairment annually at the CGU level or more frequently if facts and circumstances indicate an impairment may exist. In addition to the annual impairment test, the assessment of indefinite lives is also reviewed annually.
TCCC franchise intangible assets
The Group’s bottling agreements with TCCC contain performance requirements and convey the rights to distribute and sell products within specified territories.
The agreements in each territory are for an initial term of 10 years and may be renewed for successive terms of 10 years. The Group believes that its interdependent relationship with TCCC and the substantial cost and disruption to TCCC that would be caused by non-renewal ensure that these agreements will continue to be renewed and, therefore, are essentially perpetual.
The Group has never had a bottling agreement with TCCC terminated due to non‑performance of the terms of the agreement or due to a decision by TCCC to terminate an agreement at the expiration of a term. After evaluating the contractual provisions of the bottling agreements as at 31 December 2025, the Group’s mutually beneficial relationship with
TCCC and history of renewals, indefinite lives have been assigned to all of the Group’s
TCCC bottling agreements.
Goodwill
Goodwill is initially measured as the excess of the total consideration transferred over the amount recognised for net identifiable assets acquired and liabilities assumed in a business combination. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the gain is recognised in the consolidated income statement as a bargain purchase. Goodwill is not subject to amortisation. It is tested annually for impairment at the CGU level or more frequently if events or changes in circumstances indicate that it might be impaired. Goodwill acquired in a business combination is allocated to the CGU that is expected to benefit from the synergies of the combination, irrespective of whether a CGU is part of the business combination.
Assets under construction
Assets under construction are carried at cost and are not amortised until they are available for use. When an asset under construction is ready for its intended use, it is transferred to the appropriate category of intangible assets, after which amortisation begins.
Intangible assets with finite lives
Intangible assets with finite lives are measured at cost of acquisition or production and are amortised using the straight-line method over their respective estimated useful lives. Finite lived intangible assets are assessed for impairment whenever there is an indication that they may be impaired. The amortisation period and method are reviewed annually.
Internally generated software
The Group capitalises certain development costs associated with internally developed software, including external direct costs of materials and services, and payroll costs for employees devoting time to a software project and any such software acquired as part of a business combination. Development expenditure is recognised as an intangible asset only after its technical feasibility and commercial viability can be demonstrated. When capitalised software is not integral to related hardware, it is treated as an intangible asset;
otherwise it is included within property, plant and equipment. The estimated useful life of capitalised software is predominantly between five and ten years. The Group has acquired certain customer relationships in connection with business combinations. These customer relationships are recorded at fair value on the date of acquisition, and amortised over an estimated useful life between 17 and 20 years.
Amortisation expense for these assets is included within administrative expenses
Property, plant and equipment	Property, plant and equipment is recorded at cost, net of accumulated depreciation and accumulated impairment losses, where cost is the amount of cash or cash equivalents paid to acquire an asset at the time of its acquisition or construction. Major property additions, replacements and improvements are capitalised, while maintenance and repairs that do not extend the useful life of an asset or add new functionality are expensed as incurred. Gains or losses arising on the disposal or retirement of an asset are determined as the difference between the carrying amount of the asset and any proceeds from its sale.
Leasehold improvements are amortised using the straight-line method over the shorter of the remaining lease term or the estimated useful life of the improvement.
The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, an impairment test is performed to estimate the potential loss of value that may reduce the recoverable amount of the asset to below its carrying amount. Any impairment loss is recognised within the consolidated income statement by the amount which the carrying amount exceeds the recoverable amount.
Useful lives and residual amounts are reviewed annually and adjustments are made prospectively as required.
For property, plant and equipment, the Group assesses annually whether there is an indication that previously recognised impairment losses no longer exist or have decreased. If such an indication exists, a previously recognised impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognised and only up to the recoverable amount or the original carrying amount net of depreciation that would have been incurred had no impairment losses been recognised.
The transition to a low-carbon economy may impact the carrying value and remaining useful lives of the Group’s property, plant and equipment. The Group continues to invest in more efficient, cleaner and more technologically advanced assets, however, the significant majority of the Group’s assets currently in operation are likely to be substantially depreciated ahead of our Net Zero 2040 target, as set out in our Strategic Report.
In addition, the Group continuously monitors the latest developments in government legislation in relation to climate-related risks. Currently, no legislation has been passed that will materially impact the carrying value and remaining useful lives of the Group.
The Group leases land, office and warehouse property, computer hardware, machinery and equipment, and vehicles under non-cancellable lease agreements, most of which expire at various dates through to 2030. The Group includes right of use assets within property, plant and equipment. Right of use assets are initially measured at cost, comprising the initial measurement of the lease liability, plus any direct costs and an estimate of asset retirement obligations, less lease incentives. Subsequently, right of use assets are measured at cost, less accumulated depreciation and any accumulated impairment losses. Depreciation is calculated on a straight-line basis over the term of the lease.
The Group does not separate lease from non-lease components for each of its lease categories, except for property leases. All low value leases with total minimum lease payments under €5,000 and leases with a term less than 12 months are expensed on a straight-line basis.
Extension and termination options are included in a number of property and equipment leases across the Group and are used to maximise operational flexibility in terms of managing contracts. Extension options (or periods after termination options) are only included in the lease term if the Group has an enforceable right to extend or terminate the lease and is reasonably certain to do so.

Inventories	Inventories are valued at the lower of cost or net realisable value and cost is determined using the first-in, first-out (FIFO) method. Net realisable value is the estimated selling price in the ordinary course of business, less the estimated costs necessary to complete and sell the inventory. Inventories consist of raw materials, supplies (primarily including concentrate, other ingredients and packaging) and finished goods, which also include direct labour, indirect production and overhead costs. Cost includes all costs incurred to bring inventories to their present location and condition. Cost of inventories also includes the transfer from equity of gains and/or losses on qualified cash flow hedges relating to inventory purchases. Spare parts, classified and accounted as inventories, are recorded as assets at the time of purchase and are expensed as utilised.
Trade accounts receivable	The Group sells its products to retailers, wholesalers and other customers and extends credit, generally without requiring collateral, based on an evaluation of the customer’s financial condition. While the Group has a concentration of credit risk in the retail sector, this risk is mitigated due to the diverse nature of the customers the Group serves, including, but not limited to, their type, geographic location, size and beverage channel.
Trade accounts receivable are initially recognised at their transaction price and subsequently measured at amortised cost less provision for impairment. Typically, accounts receivable have terms of 30 to 60 days and do not bear interest. The Group applies an expected credit loss reserve methodology to assess possible impairments.
Balances are considered for impairment on an individual basis rather than by reference to the extent that they become overdue. The Group considers factors such as delinquency in payment, financial difficulties, payment history of the debtor and certain forward-looking macroeconomic indicators. The carrying amount of trade accounts receivable is reduced through the use of an allowance account, and the amount of the loss is recognised in the consolidated income statement. Credit insurance on a portion of the accounts receivable balance is also carried. Refer to Note 27 for further details on credit risk management.
As a result of continued recession risk across our European territories, the Group supplements its existing credit loss reserve methodology to include an incremental loss allowance for those receivable balances that were deemed to be higher risk in the current environment.
Cash and cash equivalents	Cash and cash equivalents
Short term investments	Short-term investments are financial assets that are initially recognised at fair value and subsequently measured at amortised cost. The Group classifies its financial assets as measured at amortised cost only if both of the following criteria are met:
■the asset is held within a business model whose objective is to collect the contractual cash flows; and
■the contractual terms give rise to cash flows that are solely payments of principal and interest.
The short-term investment balance is comprised of time deposits and treasury bills, with maturity dates of greater than three months and less than one year when acquired, which do not meet the definition of cash and cash equivalents, and are expected to be held until maturity. These are highly liquid investments and, due to their short-term nature, their carrying amount is not significantly different from the fair values.
Fair values	Fair value measurements
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorised within the fair value hierarchy. This is described as one of the following, based on the lowest-level input that is significant to the fair value measurement as a whole:
■Level 1 – Quoted prices in active markets for identical assets or liabilities.
■Level 2 – Observable inputs other than quoted prices included in Level 1. The Group values assets and liabilities included in this level using dealer and broker quotations, certain pricing models, bid prices, quoted prices for similar assets and liabilities in active markets or other inputs that are observable or can be corroborated by observable market data.
■Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.
The following table provides the carrying amounts and fair values of the Group's financial assets and liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.
The Group’s derivative assets and liabilities are carried at fair value both upon initial recognition and subsequently. The fair value is determined using a variety of valuation techniques, depending on the specific characteristics of the hedging instrument, taking into account credit risk. The fair value of the Group’s derivative contracts (including forwards, options, futures, cross currency swaps and interest rate swaps) is determined using standard valuation models. The significant inputs used in these models are readily available in public markets or can be derived from observable market transactions and, therefore, the derivative contracts have been classified as Level 2. Inputs used in these standard valuation models include the applicable spot, forward and discount rates.
The standard valuation model for the option contracts also includes implied volatility, which is specific to individual options and is based on rates quoted from a widely used third party resource
Borrowings	Borrowings are initially recognised at fair value, net of issuance costs incurred. After initial recognition, borrowings are subsequently measured at amortised cost using the effective interest rate method. Amortisation of transaction costs, fair value adjustments made on acquisition, premiums and discounts are recognised as part of finance costs within the consolidated income statement.

Trade and other payables	Trade and other payables represent liabilities for goods and services provided to the Group prior to the end of the reporting period, which are unpaid. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. Trade and other payables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest rate method.
Trade payables are non-interest bearing and are normally settled between 70 to 80 days.
The Group participates in various programmes and arrangements with customers designed to increase the sale of our products. The costs of these programmes are recorded as deductions from revenue. Among the programmes are arrangements under which allowances can be earned by customers for attaining agreed upon sales levels or for participating in specific marketing programmes. When these allowances are paid in arrears, the Group accrues the estimated amount to be paid based on historical customer experience, the programme’s contractual terms and the amounts expected to be settled with customers.